Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

RETIREMENT LATITUDES®

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

The revisions below describe the changes that are being made to the existing prospectus disclosure and the location in the prospectus where the disclosure can be found.

A.    REVISED GAWA% TABLES UNDER THE LIFEGUARD FREEDOM 6 NET AND LIFEGUARD FREEDOM FLEX GMWBs.

1.    Single Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs

For single life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs issued on or after September 15, 2014, there are five different Guaranteed Annual Withdrawal Amount percentage tables ("GAWA% tables") that may be available, each with different corresponding charges. The five GAWA% tables are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. The Income Stream Level 4 and Income Stream Level 5 GAWA% Tables offer the same Guaranteed Annual Withdrawal Amount percentages and charges as the Base GAWA% Table and the Optional Income Upgrade Table, respectively, appearing on pages 43 and 68 of the prospectus. The Income Stream Level 1, Income Stream Level 2, and Income Stream Level 3 GAWA% Tables offer reduced Guaranteed Annual Withdrawal Amount percentages at a lower cost. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", the following revisions to the optional endorsement maximum charges and related footnotes are made to the fee table on page 5 of the prospectus:

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®")[15]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB")[17]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%

15	3.00% of the GWB is the maximum annual charge (based on election of the Income Stream Level 5 GAWA% Table), which charge is payable quarterly. However, for Contracts purchased in Missouri and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the five GAWA% tables, please see "For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" beginning on page 26, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount" beginning on page 42.
17	3.00% of the GWB is the maximum annual charge (based on election of the most expensive combination of options), which charge is payable quarterly. However, for Contracts purchased in Missouri and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex GMWB") Charge" beginning on page 27, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "LifeGuard Freedom Flex GMWB" beginning on page 66.

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" on page 26 of the prospectus, the first paragraph is revised and the existing charge table is deleted and replaced with a new charge table as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount" beginning on page 42.

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 2 GAWA% Table	1.90%	1.92%	0.95%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	2.10%	1.05%	1.05%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex GMWB") Charge" on page 27 of the prospectus, the first paragraph is revised and the existing charge tables are deleted and replaced with new charge tables as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see tables below).  For more information about the GWB and the different GAWA% tables, please see "LifeGuard Freedom Flex GMWB" beginning on page 66.

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.40%	(MO and WA Only) 1.44%	0.70%	(MO and WA Only) 0.72%
6% Bonus and Annual Step-Up	1.60%	1.62%	0.80%	0.81%
7% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.60%	(MO and WA Only) 1.62%	0.80%	(MO and WA Only) 0.81%
6% Bonus and Annual Step-Up	1.80%	1.80%	0.90%	0.90%
7% Bonus and Annual Step-Up	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net")" and under the section titled "LifeGuard Freedom Flex GMWB", beginning on pages 43 and 68 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the Base GAWA% Table and Optional Income Upgrade Table is deleted and replaced with the following:

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

2.    Joint For Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs

For the Joint For Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs issued on or after September 15, 2014, there are three different Guaranteed Annual Withdrawal Amount percentage tables ("GAWA% tables") that may be available, each with different corresponding charges. The three GAWA% tables are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. The Income Stream Level 3 GAWA% Table offers the same Guaranteed Annual Withdrawal Amount percentages and charges as the GAWA Percentage table appearing on pages 55 and 78 of the prospectus. The Income Stream Level 1 and Income Stream Level 2 GAWA% Tables offer reduced Guaranteed Annual Withdrawal Amount percentages at a lower cost. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", footnote 16 on page 6 and footnote 18 on page 7 of the prospectus are revised as follows:

16	3.00% of the GWB is the maximum annual charge (based on election of the Income Stream Level 3 GAWA% Table), which charge is payable quarterly. However, for Contracts purchased in Missouri and Washington State, you pay the charge each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the three GAWA% tables, please see "Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net with Joint Option") Charge" beginning on page 26, as supplemented below.  For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount" beginning on page 53.

18	3.00% of the GWB is the maximum annual charge (based on election of the most expensive combination of options), which charge is payable quarterly. However, for Contracts purchased in Missouri and Washington State, you pay the charge each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see "Joint For Life GMWB With Bonus And Step-Up ("LifeGuard Freedom Flex With Joint Option GMWB") Charge" beginning on page 28, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "LifeGuard Freedom Flex With Joint Option GMWB" beginning on page 75.

►	Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net With Joint Option") Charge" on page 26 of the prospectus, the first paragraph is revised and the existing charge table is deleted and replaced with a new charge table as follows:
The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount" beginning on page 53.

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 2 GAWA% Table	2.70%	2.70%	1.35%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex With Joint Option GMWB") Charge" on page 28 of the prospectus, the first paragraph is revised and the existing charge tables are deleted and replaced with new charge tables as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see tables below).  For more information about the GWB and the different GAWA% tables, please see "LifeGuard Freedom Flex With Joint Option GMWB" beginning on page 75.

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.20%	(MO and WA Only) 2.22%	1.10%	(MO and WA Only) 1.11%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net With Joint Option")" and under the section titled "LifeGuard Freedom Flex with Joint Option GMWB", the GAWA Percentage table immediately following the first paragraph under "Withdrawals" on pages 55 and 78 of the prospectus is deleted and replaced with the following:

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

3.    LifeGuard Freedom Flex DB

For the LifeGuard Freedom Flex DB, the charges are revised to reflect new charges for the death benefit, which correspond to each of the GAWA% tables offered in conjunction with the 6% Bonus and Annual Step-Up combination of options under the LifeGuard Freedom Flex GMWB. Please note, the LifeGuard Freedom Flex DB is not currently available to add to a Contract. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", the following revision to the optional death benefit endorsement maximum charge and related footnote is made to the fee table on page 4 of the prospectus:

LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) (not currently offered as of April 28, 2014) [14]	0.81%

14	The current and maximum charge (based on election of the Income Stream Level 5 GAWA% Table) is 0.2000% of the GMWB Death Benefit each Contract Quarter (0.80% annually). However, for Contracts purchased in Missouri and Washington State, the current and maximum charge (based on election of the Income Stream Level 5 GAWA% Table) is 0.0675% of the GMWB Death Benefit each Contract Month (0.81% annually, as used in the table).

For more information about the charge for the LifeGuard Freedom Flex DB, please see "LifeGuard Freedom Flex DB" under "Death Benefit Charges", beginning on page 30, as supplemented below.  For more information about how the LifeGuard Freedom Flex DB works, please see "LifeGuard Freedom Flex DB" under "Optional Death Benefits", beginning on page 98.

►	Under the section titled "Death Benefit Charges", the third indented paragraph beginning on page 30 of the prospectus is deleted and replaced with the following:

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB.  The charge for this death benefit begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Death Benefit.  The percentage varies depending on which GAWA% table you elect (see table below).

	Annual Charge
With Income Stream Level 1 GAWA% Table	0.60%	(MO and WA Only) 0.60%
With Income Stream Level 2 GAWA% Table	0.65%	0.66%
With Income Stream Level 3 GAWA% Table	0.70%	0.72%
With Income Stream Level 4 GAWA% Table	0.75%	0.75%
With Income Stream Level 5 GAWA% Table	0.80%	0.81%
Charge Basis	GMWB Death Benefit
Charge Frequency	Quarterly	Monthly

For more information about the GMWB Death Benefit, please see "LifeGuard Freedom Flex DB" under "Optional Death Benefits", beginning on page 98.  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 27, and for benefit information, including the GWB, please see "LifeGuard Freedom Flex GMWB" beginning on page 66.  PLEASE NOTE:  EFFECTIVE APRIL 28, 2014, THE LIFEGUARD FREEDOM FLEX DB IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

►	Under the section titled "Optional Death Benefits", the first sentence in the first paragraph after the bold language under "LifeGuard Freedom Flex DB" on page 98 of the prospectus is deleted and replaced with the following:

The LifeGuard Freedom Flex DB is available only at issue and in conjunction with the 6% Bonus and Annual Step-Up combination of options under the LifeGuard Freedom Flex GMWB and only if the owner is 35 to 70 years of age on the date that the endorsement is issued in connection with the Contract. We reserve the right to prospectively restrict the GAWA% tables that may be elected in connection with the LifeGuard Freedom Flex DB. Therefore, not all GAWA% tables may be available at the time you are interested in electing this death benefit. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

B.    TRADEMARK, SERVICE MARKS, AND RELATED DISCLOSURES

►	Appendix A, titled "Trademarks, Service Marks, and Related Disclosures", is revised as follows:

•	The third paragraph following the text box on page A-2 is revised as follows:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•	All references to the Dow Jones U.S. Select Dividend Index and the JNL/Mellon Capital DowSM Dividend Fund are deleted.

______________________________
(To be used with JMV5765 04/14)

JMV13596 09/14